Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	RMB’000	US$’000

2013	712	114
2014	44	7
2015	-	-
Total	756	121